Memorandum items	12 Months Ended
Dec. 31, 2018
Off-balance-sheet exposures
Memorandum items

35.   Memorandum items

Memorandum items relates to balances representing rights, obligations and other legal situations that in the future may have an impact on net assets, as well as any other balances needed to reflect all transactions performed by the consolidated entities although they may not impinge on their net assets.

a)Guarantees and contingent commitments granted

Contingent liabilities includes all transactions under which an entity guarantees the obligations of a third party and which result from financial guarantees granted by the entity or from other types of contract. The detail is as follows:

	Million of euros
	2018	2017	2016
Loans commitment granted	218,083	207,671	202,097
Of which doubtful	298	81	8
Financial guarantees granted	11,723	14,499	17,244
Of which doubtful	181	254	1,070
Financial guarantees	11,557	14,287	17,244
Credit derivatives sold	166	212	—
Other commitments granted	74,389	64,917	57,055
Of which doubtful	983	992	—
Technical guarantees	35,154	30,273	23,684
Other	39,235	34,644	33,371

The breakdown as at December 31, 2018 of the exposures and the provision fund (see note 25) out of balance sheet by impairment stage under IFRS9 is EUR 297,409 million and EUR 382 million in stage 1,EUR 5,324 million and EUR 132 million in stage 2 and EUR 1,462 million and EUR 265 million in stage 3, respectively. Additionally, the Group had provisions for guarantees and commitments granted for an amount of EUR 617 and 459 million and a doubtful exposure amounting to EUR 1,327 and 1,078 million, as at December 31, 2017 and 2016, respectively.

A significant portion of these guarantees will expire without any payment obligation materialising for the consolidated entities and, therefore, the aggregate balance of these commitments cannot be considered as an actual future need for financing or liquidity to be provided by the Group to third parties.

Income from guarantee instruments is recognised under Fee and commission income in the consolidated income statements and is calculated by applying the rate established in the related contract to the nominal amount of the guarantee.

i. Loan commitments granted

Loan commitments granted: firm commitments of grating of credit under predefined terms and conditions, except for those that comply with the definition of derivatives as these can be settled in cash or through the delivery of issuance of another financial instrument. They include stand-by credit lines and long-term deposits.

ii. Financial guarantees granted

Financial guarantees includes, inter alia, financial guarantee contracts such as financial bank guarantees, credit derivatives sold, and risks arising from derivatives arranged for the account of third parties.

iii. Other commitments granted

Other contingent liabilities include all commitments that could give rise to the recognition of financial assets not included in the above items, such as technical guarantees and guarantees for the import and export of goods and services.

b)Memorandum items

i) Off-balance-sheet funds under management

The detail of off-balance-sheet funds managed by the Group and by joint ventures is as follows:

	Million of euros
	2018	2017	2016
Investment funds	127,564	135,749	129,930
Pension funds	11,160	11,566	11,298
Assets under management	19,131	19,259	18,032
	157,855	166,574	159,260

ii) Non-managed marketed funds

At December 31, 2018 there are non-managed marketed funds totalling EUR 42,211 million (December 31, 2017: EUR 41,398 million; December 31, 2016: EUR 23,247 million).

c)Third-party securities held in custody

At December 31, 2018 the Group held in custody debt securities and equity instruments totalling EUR 940,650 million (December 31, 2017: EUR 997,061 million; December 31, 2016 EUR 965,648 million) entrusted to it by third parties.